Recent Accounting Pronouncements - Additional Information (Detail)	Dec. 31, 2025
ASU 2023-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2024
ASU 2023-08 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025
ASU 2023-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true